Stock-Based Compensation (Details) - shares shares in Thousands		9 Months Ended	12 Months Ended
	Apr. 19, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 20, 2017
2021 Omnibus Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	30,000
Share-based compensation arrangement by share-based payment award, annual increase in shares authorized as a percentage of outstanding common shares	5.00%
2017 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				22,182
Term of award		10 years	10 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years	4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years	2 years